LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

12.   LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Equity investments without readily determinable fair values	43,824	17,137	2,626
Equity method investments	124,116	116,667	17,880
Available-for-sale debt investments	1,713	1,713	263
	169,653	135,517	20,769

Equity investments without readily determinable fair values

The Company disposed equity investments without readily determinable fair value at a consideration of RMB13,122 and RMB13,500 (US$2,069) in 2019 and 2020, respectively.

The investment income comprised of dividend income of RMB406, RMB461 and RMB607 (US$93), and disposal gain of RMB20,496, RMB5,536 and RMB257 (US$39) for the years ended December 31, 2018, 2019 and 2020, respectively.

12.   LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity investments without readily determinable fair values (continued)

The Company recorded an impairment loss of long-term investment amounting nil, nil and RMB13,030 (US$1,997) for the years ended December 31, 2018, 2019 and 2020, respectively.

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2018			December 31, 2019			As of December 31, 2019
		Share	Investments		Share	Distribution/derecognize		Share	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	25,681	126,681	—	1,671	(20,200)	101,000	7,152	108,152
Shihua DC Holdings	366,623	(33,658)	332,965	(337,555)	(17,718)	22,308	29,068	(29,068)	—
Jingliang Inter Cloud	6,000	(34)	5,966	—	(1,894)	—	6,000	(1,928)	4,072
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000
Huaye Cloud	23,333	(6,319)	17,014	(23,333)	(11,534)	17,853	—	—	—
ZJK Energy	5,907	(2,157)	3,750	—	212	—	5,907	(1,945)	3,962
WiFire Entities	15,000	(15,000)	—	5,000	(5,000)	—	20,000	(20,000)	—
Qidi Chengxin	—	—	—	3,930	—	—	3,930	—	3,930
	521,863	(31,487)	490,376	(351,958)	(34,263)	19,961	169,905	(45,789)	124,116

				Increase (decrease)
				during
				the year ended
	As of December 31, 2019			December 31, 2020			As of December 31, 2020
		Share	Investments		Share	Distribution/derecognize		Share	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	7,152	108,152	—	12,254	(17,723)	101,000	1,683	102,683	15,737
Shihua DC Holdings	29,068	(29,068)	—	(29,068)	—	29,068	—	—	—	—
Jingliang Inter Cloud	6,000	(1,928)	4,072	—	(903)	—	6,000	(2,831)	3,169	486
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000	613
ZJK Energy	5,907	(1,945)	3,962	—	(803)	—	5,907	(2,748)	3,159	484
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	—	3,930	—	(274)	—	3,930	(274)	3,656	560
	169,905	(45,789)	124,116	(29,068)	10,274	11,345	140,837	(24,170)	116,667	17,880

12.   LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments (continued):

The Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner since April 2012 with capital injection of RMB101,000 and held 27.694% of the investee as of December 31, 2018, 2019 and 2020. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323-10, Investments – Equity Method (“ASC 323-10”). In December 2019 and 2020, the Company received distribution from Yizhuang Fund as return on investments with an amount of RMB20,200 and RMB17,723 (US$2,716), respectively.

In March 2017, the Company through its subsidiary, 21Vianet HK, and Warburg Pincus jointly set up two JVs, Shihua Holdings 2 and Shihua Investment Management (collectively, “Shihua DC Holdings”). The Company injected capital of RMB133,639 and RMB13,537 to acquire 49% of equity interest in Shihua Holdings 2 and Shihua Investment Management, respectively. In the year of 2018, the Company increased the capital injection with the amount of RMB203,916 and RMB15,531 in Shihua Holdings 2 and Shihua Investment Management, respectively. In July 2019, the Company entered into restructuring agreements with Warburg Pincus. Pursuant to the restructuring agreements, Shihua Holdings 2 repurchased and cancelled Warburg Pincus’s share in Shihua Holdings 2. Upon completion of restructuring on August 20, 2019, Shihua Holdings 2 became a wholly-owned subsidiary of the Company (Note 4), thus RMB337,555 and RMB22,308 of cost of investment and accumulative share equity loss in Shihua Holdings 2 were derecognized as of December 31,2019. Pursuant to the restructuring agreements, the Company and Warburg Pincus would inject additional capital on pro-rata basis to liquidate and terminate Shihua Investment Management. Therefore, the Company recognized additional share equity loss in Shihua Investment Management with an amount of RMB16,290 as of December 31, 2019.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value at the disposal date. In 2019, the Company increased capital injection of RMB5,000 in the WiFire Entities. As of December 31, 2020, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities.

In January 2018, the Company through its subsidiary, 21Vianet Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions.

In March 2018, the Company through its subsidiary, 21Vianet Beijing, acquired 50% equity interest in Guangdong Huaye Cloud Inc. (“Huaye Cloud”) with an amount of RMB23,333, with the ability to exercise significant influence. In November 2019, the Company disposed all its equity interest in Huaye Cloud with a total cash consideration of RMB23,333 and recognized investment loss with an amount of RMB17,853 and disposal gain with an amount of RMB17,853.

In December 2019, the Company through its subsidiary, 21Vianet Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limit (“Qidi Chengxin”). The Company injected capital of RMB3,930 and hold 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.